Stockholders' Equity - Summary of Common Stock (Detail) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Series A [Member]
Disclosure of Classes of Share Capital [Line Items]
Subscribed and paid shares	30,214,262,692	30,002,628,318
Unissued shares authorized for executives' stock compensation programs	881,442,830	936,375,524
Repurchased shares	315,400,000	307,207,506
Shares that guarantee/guaranteed the issuance of convertible securities	2,842,339,760	4,529,603,200
Shares authorized for the issuance of stock or convertible securities	302,144,720	302,144,720
Number of shares issued	34,555,590,002	36,077,959,268
Series B [Member]
Disclosure of Classes of Share Capital [Line Items]
Subscribed and paid shares	15,107,131,346	15,001,314,159
Unissued shares authorized for executives' stock compensation programs	440,721,415	468,187,762
Repurchased shares	157,700,000	153,603,753
Shares that guarantee/guaranteed the issuance of convertible securities	1,421,169,880	2,264,801,600
Shares authorized for the issuance of stock or convertible securities	151,072,360	151,072,360
Number of shares issued	17,277,795,001	18,038,979,634